Prepaid Expenses and Other Current Assets	9 Months Ended
Sep. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	September 30,	December 31,
	2022	2021
Research and development claims receivable	$36,548	$23,678
Prepayments	7,175	8,713
VAT receivable	2,344	1,849
Accounts receivable	2,088	—
Lease and lease deposit receivable	29	68
Other asset	135	240
Grant income receivable	2	384
Other receivable	271	271
Deferred cost	351	1,073
Total prepaid expenses and other current assets	$48,943	$36,276
In October 2022, the Company received $19.1 million in relation to its 2021 U.K research and development tax credit claim from His Majesty's Revenue and Customs, ("HMRC"). The U.K research and development tax credit receivable is included in the "Research and development claims receivable" line item above as of September 30, 2022.